Income Taxes (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carryforwards	$ 3,408,471	$ 2,338,356
Excess advertising expenses	355,755
Impairment of inventories	1,102,932
Operating lease liabilities	347,319	441,462
Total deferred tax assets, gross	5,214,477	2,779,818
Less: valuation allowance	(28,342)	(30,410)	$ (77,266)	$ (81,232)
Deferred tax assets	5,186,135	2,749,408
Deferred tax liabilities
Operating lease right-of-use assets	353,059	420,137
Total deferred tax assets, net	$ 353,059	$ 420,137